Expense Example - FidelitySAITax-FreeBondFund-PRO - FidelitySAITax-FreeBondFund-PRO - Fidelity SAI Tax-Free Bond Fund - Fidelity SAI Tax-Free Bond Fund	Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	104
5 years	196
10 years	$ 463